Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [Abstract]
Loss after income tax	$ (171,871)	$ (419,770)	$ (60,390)
Weighted average number of shares used in calculating basic earnings per share (in shares)	54,775,571	40,941,074	20,629,327
Weighted average number of shares used in calculating diluted earnings per share (in shares)	54,775,571	40,941,074	20,629,327
Basic earnings per share (in dollars per share)	$ (3.1377)	$ (10.253)	$ (2.9274)
Diluted earnings per share (in dollars per share)	$ (3.1377)	$ (10.253)	$ (2.9274)